Angel Oak Financial Strategies Income Term Trust
Schedule of Investments
October 31, 2022 (Unaudited)
		Principal
		Amount	Value
Bank Loans ― 0.38%
BJ Services LLC, 0.000%, 1/28/2023		$1,005,150	$954,893
Premier Brands, 9.006% (3 Month LIBOR USD + 8.250%), 3/20/2024 (a)		472,568	458,391
TOTAL BANK LOANS (Cost ― $1,476,303)			$1,413,284

Common Stocks ― 0.35%		Shares
Real Estate Investment Trust ― 0.35%
AGNC Investment Corp.		30,500	250,710
Annaly Capital Management, Inc.		15,000	278,250
Ellington Financial, Inc.		15,750	210,735
PennyMac Mortgage Investment Trust		13,000	180,310
Redwood Trust, Inc.		25,750	183,597
Rithm Capital Corp.		25,000	210,750
TOTAL COMMON STOCKS (Cost ― $2,020,603)			$1,314,352
		Principal
Convertible Obligations ― 0.13%		Amount
Financial ― 0.13%
FedNat Holding Co., 5.000%, 4/19/2026 (b)(c)(d)		$1,000,000	500,000
TOTAL CONVERTIBLE OBLIGATIONS (Cost ― $1,000,000)			$500,000

Corporate Obligations ― 134.05%
Financial ― 134.05%
A10 Capital LLC, 5.875%, 8/17/2026 (b)		4,000,000	3,612,708
Allegiance Bancshares, Inc., 4.700% (SOFR + 3.392%), 10/1/2029 (a)(e)		1,750,000	1,691,134
Alpine Banks of Colorado, 5.875% (TSFR3M + 5.690%), 6/15/2030 (a)(b)(e)		4,000,000	3,863,714
Amalgamated Financial Corp., 3.250% (TSFR3M + 2.300%), 11/15/2031 (a)		1,600,000	1,401,584
Ameris Bancorp, 6.909% (3 Month LIBOR USD + 3.616%), 3/15/2027 (a)		2,510,000	2,511,874
Ameris Bancorp, 4.250% (TSFR3M + 2.940%), 12/15/2029 (a)(e)		2,250,000	2,108,841
Amur Equipment Finance, Inc., 6.125%, 3/15/2026 (b)		1,500,000	1,381,194
ANB Corp., 4.000% (TSFR3M + 3.875%), 9/30/2030 (a)(b)		2,500,000	2,285,523
Arbor Realty Trust, Inc., 5.000%, 4/30/2026		2,000,000	1,768,208
Arbor Realty Trust, Inc., 4.500%, 3/15/2027 (b)		1,500,000	1,261,592
Arena Finance LLC, 6.750%, 9/30/2025 (b)(e)		2,000,000	1,962,500
Avidbank Holdings, Inc., 5.000% (TSFR3M + 3.595%), 12/30/2029 (a)(b)(e)		6,000,000	5,706,922
B. Riley Financial, Inc., 6.375%, 2/28/2025 (f)		1,000,000	874,400
B. Riley Financial, Inc., 6.500%, 9/30/2026 (f)		298,650	245,132
B. Riley Financial, Inc., 5.500%, 3/31/2026 (f)		1,000,000	851,200
B. Riley Financial, Inc., 5.000%, 12/31/2026 (f)		2,000,000	1,600,800
B. Riley Financial, Inc., 6.000%, 1/31/2028 (f)		3,000,000	2,210,400
Banc of California, Inc., 5.250%, 4/15/2025 (e)		3,000,000	2,935,273
Banc of California, Inc., 4.375% (SOFR + 4.195%), 10/30/2030 (a)(e)		1,675,000	1,537,100
Bancorp Bank, 4.750%, 8/15/2025 (e)		1,500,000	1,426,683
BancPlus Corp., 6.000% (TSFR3M + 5.860%), 6/15/2030 (a)(b)(e)		5,000,000	4,844,287
Bank of Commerce Holdings, 8.165% (3 Month LIBOR USD + 5.260%), 12/10/2025 (a)(b)		6,500,000	6,502,681
BankGuam Holding Co., 6.350% (3 Month LIBOR USD + 4.660%), 6/30/2029 (a)		9,000,000	8,709,220
BankGuam Holding Co., 4.750% (TSFR3M + 4.130%), 7/1/2031 (a)(b)		3,000,000	2,719,921
Banksouth Holding Co., 5.875% (3 Month LIBOR USD + 4.020%), 7/30/2029 (a)(b)		5,000,000	4,846,714
Banterra Bank, 6.000% (3 Month LIBOR USD + 4.120%), 6/7/2029 (a)		7,500,000	7,256,090
Bar Harbor Bankshares, 4.625% (TSFR3M + 3.270%), 12/1/2029 (a)(e)		6,000,000	5,674,250
BayCom Corp., 5.250% (TSFR3M + 5.210%), 9/15/2030 (a)(e)		2,000,000	1,894,198
BayFirst Financial Corp., 4.500% (SOFRINDX + 3.780%), 6/30/2031 (a)(b)		1,000,000	901,763
Berkshire Hills Bancorp, Inc., 5.500% (SOFR + 2.490%), 7/1/2032 (a)		1,000,000	913,838
Big Poppy Holdings, Inc., 6.500%, 7/1/2027		3,500,000	3,342,500
Business Development Corp. of America, 4.750%, 12/30/2022 (b)		6,000,000	5,983,895
Business Development Corp. of America, 4.850%, 12/15/2024 (b)(e)		2,000,000	1,863,928
Byline Bancorp, Inc., 6.000% (TSFR3M + 5.880%), 7/1/2030 (a)(e)		6,000,000	5,771,773
Cadence Bancorp, 4.750% (3 Month LIBOR USD + 3.030%), 6/30/2029 (a)(e)		2,000,000	1,941,470
Capstar Financial Holdings, Inc., 5.250% (SOFR + 5.130%), 6/30/2030 (a)(e)		3,000,000	2,852,763
CB Financial Services, Inc., 3.875% (TSFR3M + 2.800%), 12/15/2031 (a)(b)		6,000,000	5,256,594
CB&T Holding Corp., 6.250% (TSFR3M + 6.015%), 12/15/2030 (a)(b)		5,000,000	4,727,500
Central Bancshares, Inc., 5.750% (3 Month LIBOR USD + 3.870%), 6/30/2029 (a)(b)		5,000,000	4,843,884
Central Pacific Financial Corp., 4.750% (TSFR3M + 4.560%), 11/1/2030 (a)		1,000,000	931,845
Citizens Community Bancorp, Inc., 6.000% (TSFR3M + 5.910%), 9/1/2030 (a)(b)		2,000,000	1,910,891
Citizens Community Bancorp, Inc., 4.750% (TSFR3M + 3.290%), 4/1/2032 (a)(b)		1,500,000	1,345,942
Clear Blue Financial Holdings LLC, 5.375%, 12/30/2028 (b)(e)		10,000,000	9,477,610
Clear Street Capital LLC, 6.000%, 10/15/2025 (b)(e)		5,000,000	4,748,522
CoastalSouth Bancshares, Inc., 5.950% (TSFR3M + 5.820%), 9/15/2030 (a)(b)		2,000,000	1,907,124
Colony Bankcorp, Inc., 5.250% (SOFRINDX + 5.250%), 5/20/2032 (a)(b)		1,000,000	913,616
Commercial Credit Group, Inc., 4.875%, 5/30/2026 (b)		1,500,000	1,339,701
Community Financial Corp., 4.750% (TSFR3M + 4.580%), 10/15/2030 (a)		1,000,000	933,114
Community Heritage Financial, Inc., 5.750% (3 Month LIBOR USD + 4.395%), 10/30/2029 (a)(b)		4,500,000	4,334,241
Congressional Bancshares, Inc., 5.750% (TSFR3M + 4.390%), 12/1/2029 (a)(b)		2,000,000	1,923,066
ConnectOne Bancorp, Inc., 5.200% (3 Month LIBOR USD + 2.840%), 2/1/2028 (a)		500,000	496,738
ConnectOne Bancorp, Inc., 5.750% (TSFR3M + 5.605%), 6/15/2030 (a)(e)		2,000,000	1,925,852
Cowen, Inc., 7.250%, 5/6/2024 (b)(e)		7,000,000	7,078,631
CRB Group, Inc., 6.500% (TSFR3M + 6.380%), 9/1/2030 (a)(b)(e)		3,750,000	3,653,846
Customers Bancorp, Inc., 2.875% (TSFR3M + 2.350%), 8/15/2031 (a)		1,000,000	854,799
Customers Bank, 6.125% (3 Month LIBOR USD + 3.443%), 6/26/2029 (a)(b)(e)		4,500,000	4,343,190
Dime Community Bancshares, Inc., 5.000% (TSFR3M + 2.180%), 5/15/2032 (a)		1,250,000	1,122,465
EF Holdco, Inc. / EF Cayman Holdings Ltd., 5.875%, 4/1/2027 (b)(e)		5,000,000	4,531,994
Enterprise Bancorp, Inc., 5.250% (TSFR3M + 5.175%), 7/15/2030 (a)		3,500,000	3,324,490
Equity Bancshares, Inc., 7.000% (TSFR3M + 6.880%), 6/30/2030 (a)(e)		9,000,000	8,872,889
Evans Bancorp, Inc., 6.000% (SOFR + 5.900%), 7/15/2030 (a)(e)		4,000,000	3,872,617
FedNat Holding Co., 7.750%, 3/15/2029 (c)(d)(e)		7,000,000	3,500,000
Fidelity Bank, 5.875% (3 Month LIBOR USD + 3.630%), 5/31/2030 (a)(e)		11,000,000	10,629,773
Fidelity Federal Bancorp, 6.000% (TSFR3M + 4.650%), 11/1/2029 (a)(b)		2,000,000	1,920,976
Fidelity Federal Bancorp, 4.500% (TSFR3M + 3.840%), 3/30/2031 (a)(b)		1,000,000	908,231
Fidelity Financial Corp., 5.000% (TSFR3M + 2.470%), 4/30/2032 (a)(b)		5,000,000	4,526,109
Financial Institutions, Inc., 4.375% (TSFR3M + 4.265%), 10/15/2030 (a)		3,000,000	2,769,020
FineMark Holdings, Inc., 5.875% (3 Month LIBOR USD + 2.970%), 6/30/2028 (a)		2,000,000	1,977,829
First Bancshares, Inc., 4.250% (TSFR3M + 4.126%), 10/1/2030 (a)		1,000,000	920,587
First Bank, 5.500% (TSFR3M + 5.380%), 6/1/2030 (a)		1,500,000	1,436,732
First Business Financial Services, Inc., 5.500% (SOFR + 4.332%), 8/15/2029 (a)(b)		11,000,000	10,640,789
First Help Financial LLC, 6.000%, 11/15/2026 (b)		5,000,000	4,541,747
First Internet Bancorp, 6.000% (3 Month LIBOR USD + 4.114%), 6/30/2029 (a)(f)		7,427,800	6,848,432
First Midwest Capital Trust, 6.950%, 12/1/2033		1,761,000	1,690,560
First Northwest Bancorp, 3.750% (SOFR + 3.000%), 3/30/2031 (a)		1,000,000	890,897
First Paragould Bankshares, Inc., 5.250% (3 Month LIBOR USD + 3.095%), 12/15/2027 (a)(b)		2,250,000	2,244,199
FirstBank, 4.500% (SOFR + 4.390%), 9/1/2030 (a)(e)		4,500,000	4,179,648
Firstsun Capital Bancorp, 6.000% (TSFR3M + 5.890%), 7/1/2030 (a)(b)(e)		6,500,000	6,294,848
Five Star Bancorp, 6.000% (SOFR + 3.290%), 9/1/2032 (a)(b)		1,000,000	931,050
Flagstar Bancorp, Inc., 4.125% (TSFR3M + 3.910%), 11/1/2030 (a)(e)		2,375,000	2,123,185
Flushing Financial Corp., 3.125% (TSFR3M + 2.035%), 12/1/2031 (a)		2,000,000	1,707,604
Georgia Banking Co. Inc., 4.125% (TSFR3M + 3.400%), 6/15/2031 (a)(b)		1,000,000	893,766
Golden Pear Funding HoldCo LLC, 6.375%, 12/22/2026 (b)		5,000,000	4,566,839
Golden State Bancorp, 4.500% (TSFR3M + 3.350%), 12/15/2031 (a)(b)		1,000,000	892,260
Hallmark Financial Services, Inc., 6.250%, 8/15/2029		9,182,000	6,473,310
Hanmi Financial Corp., 3.750% (TSFR3M + 3.100%), 9/1/2031 (a)		3,500,000	3,147,986
Happy Bancshares, Inc., 5.500% (TSFR3M + 5.345%), 7/31/2030 (a)(b)		4,500,000	4,297,464
HBT Financial, Inc., 4.500% (TSFR3M + 4.370%), 9/15/2030 (a)(b)(e)		3,000,000	2,784,306
Hilltop Holdings, Inc., 6.125% (TSFR3M + 5.800%), 5/15/2035 (a)		250,000	237,741
HomeStreet, Inc., 3.500% (TSFR3M + 2.150%), 1/30/2032 (a)		3,000,000	2,554,573
Horizon Bancorp, Inc., 5.625% (TSFR3M + 5.490%), 7/1/2030 (a)		2,000,000	1,918,876
Independent Bank Corp., 5.950% (TSFR3M + 5.825%), 5/31/2030 (a)(b)		1,000,000	968,258
Independent Bank Group, Inc., 4.000% (TSFR3M + 3.885%), 9/15/2030 (a)(e)		3,000,000	2,690,750
Investar Holding Corp., 5.125% (SOFR + 3.752%), 12/30/2029 (a)(b)		4,000,000	3,815,580
Kingstone Cos, Inc., 5.500%, 12/30/2022		5,195,000	5,066,521
Level One Bancorp, Inc., 4.750% (TSFR3M + 3.110%), 12/18/2029 (a)		1,500,000	1,420,540
Limestone Bancorp, Inc., 5.750% (3 Month LIBOR USD + 3.950%), 7/31/2029 (a)(b)		5,000,000	4,835,482
Luther Burbank Corp., 6.500%, 9/30/2024 (b)(e)		2,750,000	2,776,867
Malvern Bancorp, Inc., 5.286% (3 Month LIBOR USD + 4.145%), 2/15/2027 (a)		1,250,000	1,236,117
Maple Financial Holdings, Inc., 5.000% (TSFR3M + 4.670%), 2/15/2031 (a)(b)		2,000,000	1,837,640
Marble Point Loan Financing Ltd. / MPLF Funding I LLC, 7.500%, 10/16/2025 (b)(e)		1,500,000	1,488,114
Mercantile Bank Corp., 3.250% (SOFR + 2.120%), 1/30/2032 (a)		1,500,000	1,275,647
Meridian Corp., 5.375% (TSFR3M + 3.950%), 12/30/2029 (a)(e)		4,000,000	3,833,802
MidWestOne Financial Group, Inc., 5.750% (TSFR3M + 5.680%), 7/30/2030 (a)(e)		5,000,000	4,806,850
Millennium Consolidated Holdings LLC, 7.500%, 6/30/2023 (b)		2,000,000	1,985,329
Nano Financial Holdings, Inc., 7.000%, 7/1/2024 (b)		5,000,000	4,907,265
National Bank of Indianapolis Corp., 5.500% (3 Month LIBOR USD + 4.209%), 9/15/2029 (a)(b)		7,000,000	6,761,440
NexBank Capital, Inc., 4.000% (TSFR3M + 3.390%), 8/15/2031 (a)(b)		2,000,000	1,770,725
NexBank Capital, Inc., 6.000%, 7/15/2032 (b)		1,500,000	1,399,101
Northern Bancorp, Inc., 4.750% (TSFR3M + 3.275%), 12/30/2029 (a)(b)		2,000,000	1,892,256
Northpointe Bancshares, Inc., 6.000% (TSFR3M + 4.905%), 9/30/2029 (a)(b)		4,000,000	3,848,095
Northwest Bancshares, Inc., 4.000% (TSFR3M + 3.890%), 9/15/2030 (a)		1,000,000	911,033
Oakstar Bancshares, Inc., 4.250% (TSFR3M + 3.516%), 4/15/2031 (a)(b)		1,000,000	901,928
Obsidian Insurance Holdings, Inc., 6.500%, 12/30/2025 (b)(e)		5,000,000	4,500,000
Ohio National Financial Services, Inc., 6.625%, 5/1/2031 (b)(e)		6,000,000	5,646,939
Olney Bancshares of Texas, Inc., 4.000% (TSFR3M + 3.320%), 3/15/2031 (a)(b)		1,000,000	896,646
Origin Bank, 4.250% (3 Month LIBOR USD + 2.820%), 2/15/2030 (a)		2,500,000	2,340,681
Pacific Premier Bancorp, Inc., 5.375% (TSFR3M + 5.170%), 6/15/2030 (a)(e)		5,000,000	4,770,699
Pacific Western Bank, 3.250% (TSFR3M + 2.520%), 5/1/2031 (a)		2,000,000	1,802,224
PCAP Holdings LP, 6.500%, 7/15/2028 (b)(e)		2,000,000	1,680,000
PhenixFIN Corp., 5.250%, 11/1/2028 (f)		1,750,000	1,400,000
Piedmont Bancorp, Inc., 5.750% (TSFR3M + 5.615%), 9/1/2030 (a)(b)		2,500,000	2,372,603
Preferred Bank, 3.375% (TSFR3M + 2.780%), 6/15/2031 (a)		2,500,000	2,182,900
Premia Holdings Ltd., 6.900%, 9/23/2030 (b)		9,000,000	8,977,500
Primis Financial Corp., 5.400% (TSFR3M + 5.310%), 9/1/2030 (a)(e)		2,000,000	1,902,999
Queensborough Co., 6.000% (TSFR3M + 5.880%), 10/15/2030 (a)(b)		3,000,000	2,896,594
RBB Bancorp, 4.000% (TSFR3M + 3.290%), 4/1/2031 (a)		1,500,000	1,344,071
Ready Capital Corp., 6.200%, 7/30/2026 (f)		5,491,700	4,942,530
Ready Capital Corp., 5.750%, 2/15/2026 (f)		2,000,000	1,748,000
Reliant Bancorp, Inc., 5.125% (TSFR3M + 3.765%), 12/15/2029 (a)		1,000,000	954,323
River Financial Corp., 4.000% (TSFR3M + 3.420%), 3/15/2031 (a)(b)		1,000,000	896,646
Salisbury Bancorp, Inc., 3.500% (SOFR + 2.800%), 3/31/2031 (a)		1,000,000	882,486
SCRE Intermediate Holdco LLC, 6.500%, 2/15/2027 (b)		2,000,000	1,724,370
Signature Bank, 4.125% (3 Month LIBOR USD + 2.559%), 11/1/2029 (a)		250,000	235,960
Silver Queen Financial Services, Inc., 5.500% (3 Month LIBOR USD + 3.338%), 12/1/2027 (a)(b)(e)		3,800,000	3,793,589
SmartFinancial, Inc., 5.625% (3 Month LIBOR USD + 2.550%), 10/2/2028 (a)(b)(e)		2,190,000	2,169,046
South Street Securities Funding LLC, 6.250%, 12/30/2026 (b)		6,000,000	5,486,700
Southern Financial Corp., 4.875% (TSFR3M + 3.930%), 10/20/2031 (a)(b)		1,500,000	1,356,777
Spirit of Texas Bancshares, Inc., 6.000% (TSFR3M + 5.920%), 7/31/2030 (a)(b)		5,000,000	4,836,648
Sterling Bancorp, Inc., 9.899% (3 Month LIBOR USD + 5.820%), 4/15/2026 (a)(b)		2,700,000	2,700,285
Sterling Bancorp, Inc., 4.000% (TSFR3M + 2.530%), 12/30/2029 (a)		200,000	189,122
Sterling Bancorp, Inc., 3.875% (TSFR3M + 3.690%), 11/1/2030 (a)		1,000,000	922,512
Summit Financial Group, Inc., 3.250% (TSFR3M + 2.300%), 12/1/2031 (a)		2,000,000	1,716,494
Texas State Bankshares, Inc., 5.750% (3 Month LIBOR USD + 3.550%), 6/15/2029 (a)(b)		4,000,000	3,877,760
Transverse Insurance Group LLC, 6.000%, 12/15/2026 (b)		5,000,000	4,464,445
Trinitas Capital Management LLC, 6.000%, 7/30/2026 (b)		6,000,000	5,453,004
Trinity Capital, Inc., 7.000%, 1/16/2025 (f)		7,500,000	7,350,000
Triumph Bancorp, Inc., 4.875% (SOFR + 3.592%), 11/27/2029 (a)(e)		11,000,000	10,542,587
Tulsa Valley Bancshares Corp., 5.000% (TSFR3M + 4.210%), 4/15/2031 (a)(b)		1,250,000	1,144,243
United Insurance Holdings Corp., 6.250%, 12/15/2027 (e)		6,170,000	4,203,312
Universal Insurance Holdings, Inc., 5.625%, 11/30/2026		7,000,000	6,079,314
US Metro Bancorp, Inc., 5.650% (TSFR3M + 5.430%), 11/1/2030 (a)(b)		3,000,000	2,820,235
VCT Holdings LLC, 6.000%, 12/30/2026 (b)		5,000,000	4,502,549
Velocity Commercial Capital LLC, 7.125%, 3/15/2027 (b)		3,000,000	2,735,023
Veritex Holdings, Inc., 4.750% (TSFR3M + 3.470%), 11/15/2029 (a)		1,750,000	1,660,779
Volunteer State Bancshares, Inc., 5.750% (TSFR3M + 4.365%), 11/15/2029 (a)(b)		2,000,000	1,924,538
VyStar Credit Union, 4.250%, 3/15/2032 (b)		3,000,000	2,636,614
White River Bancshares Co., 5.875% (TSFR3M + 4.420%), 12/31/2029 (a)(b)		5,000,000	4,812,434
Wintrust Financial Corp., 4.850%, 6/6/2029		5,000,000	4,540,223
WT Holdings, Inc., 7.000%, 4/30/2023 (b)		2,700,000	2,645,783
Zais Group LLC, 7.000%, 11/15/2023 (b)		349,800	338,927
TOTAL CORPORATE OBLIGATIONS (Cost ― $538,677,330)			$499,807,025

Preferred Stocks ― 6.04%		Shares
Financial ― 2.94%
B. Riley Financial, Inc., 7.375%		40,000	890,000
Clear Street Group, Inc., 7.000% (b)(g)		80,000	1,680,000
CNB Financial Corp., 7.125%		11,715	292,875
Dime Community Bancshares, Inc., 5.500%		25,000	486,250
First Citizens BancShares, Inc., 5.375%		140,000	2,856,000
First Merchants Corp., 7.500%		40,000	1,008,000
Northpointe Bancshares, Inc., 8.250% (SOFR + 7.990%) (a)(b)		80,000	1,930,000
OceanFirst Financial Corp., 7.000% (SOFR + 6.845%) (a)		19,500	498,030
PacWest Bancorp, 7.750% (H15T5Y + 4.820%) (a)		20,000	496,400
United Fidelity Bank, 7.000% (b)(c)		1,000	822,750
			10,960,305
Real Estate Investment Trust ― 3.10%
AGNC Investment Corp., 7.000% (3 Month LIBOR + 5.111%) (a)		40,000	944,000
Annaly Capital Management, Inc., 6.950% (3 Month LIBOR + 4.993%) (a)		40,000	963,600
Arbor Realty Trust, Inc., 6.250%		40,000	672,000
Dynex Capital, Inc., 6.900% (3 Month LIBOR + 5.461%) (a)		40,000	827,200
Ellington Financial, Inc., 6.250% (H15T5Y + 4.990%) (a)		80,000	1,451,200
Ellington Financial, Inc., 6.750% (3 Month LIBOR + 5.196%) (a)		20,000	402,800
Inpoint Commercial Real Estate Income, Inc., 6.750%		80,000	1,482,400
Lument Finance Trust, Inc., 7.875%		40,000	806,800
Rithm Capital Corp., 7.000% (H15T5Y + 6.223%) (a)		200,000	3,510,000
TPG RE Finance Trust, Inc., 6.250%		30,000	499,500
			11,559,500
TOTAL PREFERRED STOCKS (Cost ― $27,200,937)			$22,519,805

Short-Term Investments ― 1.07%
Money Market Funds ― 1.07%
First American Government Obligations Fund, Class U, 2.941% (h)		3,996,575	3,996,575
TOTAL SHORT-TERM INVESTMENTS (Cost ― $3,996,575)			$3,996,575
TOTAL INVESTMENTS ― 142.02% (Cost ― $574,371,748)			$529,551,041
Liabilities in Excess of Other Assets ― (42.02%)			(156,689,726)
NET ASSETS ― 100.00%			$372,861,315

LIBOR:	London Inter-Bank Offered Rate
SOFR:	Secured Overnight Financing Rate
SOFRINDX:	Secured Overnight Financing Rate Compounded Index
TSFR3M:	3 Month Term Secured Overnight Financing Rate
H15T5Y:	5 Year Treasury Note Constant Maturity Rate

(a)
Variable or floating rate security based on a reference index and spread.  Certain securities are fixed to variable and currently in the fixed phase.  Rate disclosed is the rate in effect as of October 31, 2022.

(b)
Security exempt from registration under Rule 144A or Section 4(a)(2) of the Securities Act of 1933.  The security may be resold in transactions exempt from registration, normally to qualified institutional buyers. These securities are determined to be liquid by the Adviser, under the procedures established by the Fund's Board of Trustees, unless otherwise denoted. At October 31, 2022, the value of these securities amounted to $286,927,006 or 76.95% of net assets.

(c)
As of October 31, 2022, the Fund has fair valued these securities under the procedures established by Angel Oak Capital Advisors, LLC as Valuation Designee pursuant to Rule 2a-5. The value of these securities amounted to $4,822,750 or 1.29% of net assets. Value determined using significant unobservable inputs.

(d)	Non-income producing security. Item identified as in default as to the payment of interest.
(e)	All or a portion of the security has been pledged as collateral in connection with open reverse repurchase agreements. At October 31, 2022, the value of securities pledged amounted to $178,897,301.
(f)	Security issued as a "Baby Bond", with a par value of $25 per bond. The principal balance disclosed above represents the issuer's outstanding principal that corresponds to the bonds held in the Fund.
(g)	Variable rate security. The coupon is based on an underlying pool of assets. Rate disclosed is the rate in effect as of October 31, 2022.
(h)	Rate disclosed is the seven day yield as of October 31, 2022.

Schedule of Open Reverse Repurchase Agreements

Counterparty	Interest Rate	Trade Date	Maturity Date	Net Closing Amount	Face Value
Lucid Management and Capital Partners LP	4.646%	10/13/2022	11/10/2022	$31,240,472	$31,128,000
Lucid Management and Capital Partners LP	5.241%	10/13/2022	1/12/2023	38,917,818	38,409,000
Lucid Management and Capital Partners LP	5.441%	10/13/2022	1/12/2023	9,426,888	9,299,000
					$78,836,000

A reverse repurchase agreement, although structured as a sale and repurchase obligation, acts as a financing transaction under which the Fund will effectively pledge certain assets as collateral to secure a short-term loan. Generally, the other party to the agreement makes the loan in an amount less than the fair value of the pledged collateral. At the maturity of the reverse repurchase agreement, the Fund will be required to repay the loan and interest and correspondingly receive back its collateral. While used as collateral, the pledged assets continue to pay principal and interest which are for the benefit of the Fund.

Securities Valuation and Fair Value Measurements (Unaudited)

The Fund records its investments at fair value and in accordance with fair valuation accounting standards. The Fund has adopted fair valuation accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value. These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value and a discussion in changes in valuation techniques and related inputs, if any, during the period. In addition, these standards require expanded disclosure for each major category of assets. These inputs are summarized in the three broad levels listed below:

Level 1 - quoted prices in active markets for identical securities
Level 2 - other significant observable inputs (including, but not limited to, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments based on the best information available)

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

Investments in registered open-end management investment companies, including money market funds, will be valued based upon the net asset value ("NAV") of such investments and are categorized as Level 1 of the fair value hierarchy.

Fair values for long-term debt securities, including asset-backed securities ("ABS"), collateralized loan obligations ("CLOs"), collateralized mortgage obligations ("CMOs"), corporate obligations, whole loans, and mortgage-backed securities ("MBS") are normally determined on the basis of valuations provided by independent pricing services. Vendors typically value such securities based on one or more inputs, including but not limited to, benchmark yields, transactions, bids, offers, quotations from dealers and trading systems, new issues, spreads and other relationships observed in the markets among comparable securities; and pricing models such as yield measurers calculated using factors such as cash flows, financial or collateral performance and other reference data. In addition to these inputs, MBS and ABS may utilize cash flows, prepayment information, default rates, delinquency and loss assumptions, collateral characteristics, credit enhancements and specific deal information. Securities that use similar valuation techniques and inputs are categorized as Level 2 of the fair value hierarchy. To the extent the significant inputs are unobservable; the values generally would be categorized as Level 3.

Equity securities, including preferred stocks, that are traded on a national securities exchange, except those listed on the Nasdaq Global Market®, Nasdaq Global Select Market® and the Nasdaq Capital Market® exchanges (collectively, “Nasdaq”), are valued at the last sale price at the close of that exchange. Securities traded on Nasdaq will be valued at the Nasdaq Official Closing Price (“NOCP”). If, on a particular day, an exchange-listed or Nasdaq security does not trade, then: (i) the security shall be valued at the mean between the most recent quoted bid and asked prices at the close of the exchange; or (ii) the security shall be valued at the latest sales price on the Composite Market (defined below) for the day such security is being valued. “Composite Market” means a consolidation of the trade information provided by national securities and foreign exchanges and over-the-counter markets (“OTC”) as published by a pricing service. In the event market quotations or Composite Market pricing are not readily available, fair value will be determined in accordance with the procedures adopted by the Board of Trustees (“Board”). All equity securities that are not traded on a listed exchange are valued at the last sale price at the close of the over-the counter market. If a non-exchange listed security does not trade on a particular day, then the mean between the last quoted bid and asked price will be used as long as it continues to reflect the value of the security. If the mean is not available, then bid price can be used as long as the bid price continues to reflect the value of the security. Otherwise fair value will be determined in accordance with the procedures adopted by the Board. These securities will generally be categorized as Level 3 securities. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Sometimes, an equity security owned by the Fund will be valued by the pricing service with factors other than market quotations or when the market is considered inactive. When this happens, the security will be classified as a Level 2 security.

Short term debt securities having a maturity of 60 days or less are generally valued at amortized cost, which approximates fair market value. These investments are categorized as Level 2 of the fair value hierarchy.  Reverse repurchase agreements and repurchase agreements are priced at their acquisition cost, and assessed for credit adjustments, which represents fair value.  These securities will generally be categorized as Level 2 securities.

Financial derivative instruments, such as futures contracts, that are traded on a national securities or commodities exchange are typically valued at the settlement price determined by the relevant exchange. Swaps, such as credit default swaps, interest-rate swaps and currency swaps, are valued by a pricing service. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.  Over-the-counter financial derivative instruments, such as certain futures contracts or swap agreements, derive their values from underlying asset prices, indices, reference rates, other inputs or a combination of these factors. These instruments are normally valued on the basis of evaluations provided by independent pricing services or broker dealer quotations. Derivatives that use similar valuation techniques as described above are typically categorized as Level 2 of the fair value hierarchy.

Securities may be fair valued in accordance with the fair valuation procedures approved by the Board. The Valuation and Risk Management Oversight Committee is generally responsible for overseeing the Fund's valuation processes and reports quarterly to the Board. The Valuation and Risk Management Oversight Committee has delegated to the Valuation Committee of the Valuation Designee the day-to-day responsibilities for making all necessary determinations of the fair value of portfolio securities and other assets for which market quotations are not readily available or if the prices obtained from independent pricing services are deemed to be unreliable indicators of market or fair value. Representatives of the Valuation Designee's Valuation Committee report quarterly to the Valuation and Risk Management Oversight Committee.

The following is a summary of the investments by their inputs used to value the Fund's net assets as of October 31, 2022:

			Level 1	Level 2	Level 3	Total
Assets
Bank Loans			$–	$1,413,284	$–	$1,413,284
Common Stocks			1,314,352	–	–	1,314,352
Convertible Obligations			–	–	500,000	500,000
Corporate Obligations			–	496,307,025	3,500,000	499,807,025
Preferred Stocks			17,794,180	3,902,875	822,750	22,519,805
Short-Term Investments			3,996,575	–	–	3,996,575
Total			$23,105,107	$501,623,184	$4,822,750	$529,551,041
Other Financial Instruments
Liabilities
Reverse Repurchase Agreements			$–	$78,836,000	$–	$78,836,000

See the Schedule of Investments for further disaggregation of investment categories. During the period ended October 31, 2022, the Fund recognized $4,000,000 of transfers from Level 2 to Level 3 for securities lacking observable market data due to a decrease in relevant market activity. During the period ended October 31, 2022, the Fund recognized $15,160,049 of transfers from Level 3 to Level 2 due to an increase in relevant market activity. See the summary of quantitative information about Level 3 Fair Value Measurements for more information.

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

	Balance as of 01/31/22	Amortization/ Accretion/ Distributions	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)	Purchases	Sales	Transfers Into Level 3	Transfers Out of Level 3	Balance as of 10/31/22
Convertible Obligations	$–	$–	$–	$–	$–	$–	$500,000	$–	$500,000
Corporate Obligations	$11,097,500	($8,430)	$–	($662,048)	$3,053,027	$–	$3,500,000	($13,480,049)	$3,500,000
Preferred Stocks	$2,000,000	$–	$–	($497,250)	$1,000,000	$–	$–	($1,680,000)	$822,750

The total change in unrealized appreciation (depreciation) attributable to Level 3 investments still held at October 31, 2022 is ($4,393,048).

The following is a summary of quantitative information about Level 3 Fair Value Measurements:

	Fair Value as of 10/31/22	Valuation Techniques	Unobservable Input	Range/Weighted Average Unobservable Input*
Convertible Obligations	$500,000	Model Valuation	Debt recovery estimate based on 2023 and 2024 projected earnings, and EBITDA multiples	$50.00
Corporate Obligations	$3,500,000	Model Valuation	Debt recovery estimate based on 2023 and 2024 projected earnings, and EBITDA multiples	$50.00
Preferred Stocks	$822,750	Consensus Pricing	Trading colors of comparable securities and other deals with similar coupons and characteristics	$822.75

*Each input presents information for one security and reflects the value as of October 31, 2022.

Secured Borrowings

A reverse repurchase agreement is the sale by the Fund of a security to a party for a specified price, with the simultaneous agreement by the Fund to repurchase that security from that party on a future date at a higher price. Reverse repurchase agreements involve the risk that the counterparty will become subject to bankruptcy or other insolvency proceedings or fail to return a security to the Fund.  In such situations, the Fund may incur losses as a result of a possible decline in the value of the underlying security during the period while the Fund seeks to enforce its rights, a possible lack of access to income on the underlying security during this period, or expenses of enforcing its rights. The Fund will segregate assets determined to be liquid by the Adviser or otherwise cover its obligation under reverse repurchase agreements.

The gross obligations for secured borrowing by the type of collateral pledged and remaining time to maturity on reverse repurchase contracts is as follows:

Reverse Repurchase Agreements			Overnight and Continuous	Up to 30 Days	30-90 Days	Greater than 90 Days	Total
Corporate Obligations			$ -	$ 31,128,000	$ 47,708,000	$ -	$ 78,836,000
Total			$ -	$ 31,128,000	$ 47,708,000	$ -	$ 78,836,000

Transactions with Affiliates

The Fund's ownership of shares of affiliates represent holdings for which the Fund and the underlying investee fund have the same investment adviser or where the investee fund’s investment adviser is under common control with the Fund’s investment adviser.

The Fund had the following investments in affiliates during the period ended October 31, 2022:

Security Name		Value as of February 1, 2022	Purchases	Sales/Return of Capital	Net Change in Unrealized Appreciation (Depreciation) on Investments in Affiliates	Value as of October 31, 2022	Share Balance	Dividend Income	Net Realized Gain (Loss) on Investments in Affiliates
Angel Oak Dynamic Financial Strategies Income Term Trust		$352,296	$–	($295,072)	($1,790)	$–	–	$10,438	($55,434)